UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS FOR REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-576

                            Northeast Investors Trust
               (Exact name of registrant as specified in charter)

                               150 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  David Randall
                               150 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 612-523-3588

                   Date of fiscal year end: September 30, 2004

              Date of reporting period: December 31, 2004


         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ($$ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).
The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. $ 3507.

Item 1.  Schedule of Investments.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

CORPORATE BONDS & NOTES                                                                                                       Value
Name of Issuer                                                                                        Principal            (Note B)
--------------                                                                                        ---------            --------
AUTOMOBILE AND TRUCK - 1.77%
               Collins and Aikman Products, 10.75%, 12/31/11                                          10,000,000         10,200,000
               HLI Operating Company Senior Notes, 10.5%, 6/15/10                                     15,684,000         16,821,090
               Visteon Corp. Senior Notes, 7.95%, 8/01/05                                              8,600,000          8,804,250
                                                                                                                    ---------------
                                                                                                                         35,825,340

BROADCAST CABLE TV -- 3.02%
               Charter Comm Opt. LLC Senior Notes, Series 144A, 8%, 4/30/12                           40,000,000         41,600,000
               Charter Comm Opt. LLC Senior Notes, Series 144A, 8.375%, 4/30/14                        5,000,000          5,275,000
               Paxson Comm Senior Sub. Notes, 0/12.25%, 1/15/09 (a)                                   15,050,000         14,071,750
                                                                                                                    ---------------
                                                                                                                         60,946,750

BUILDING & CONSTRUCTION -- 0.27%
               American Standard, Inc. Notes, 7.375%, 4/15/05                                          2,000,000          2,024,204
               Henry Company Senior Notes, Series B, 10%, 4/15/08                                      2,500,000          2,350,000
               Nualt Enterprises, Inc., 6%,12/31/04 (b) (h)                                            7,042,799          1,090,873
                                                                                                                    ---------------
                                                                                                                          5,465,077

CHEMICALS -- 4.55%
               Foamex LP Capital Corp. Senior Secured Notes, 10.75%, 4/01/09                          15,640,000         15,288,100
               Lyondell Senior Secured Notes, Series B, 9.875%, 5/01/07 (c)                           11,025,000         11,548,688
               Lyondell Chemical Senior Secured Notes, 11.125%, 7/15/12                               20,000,000         23,750,000
               Pioneer Americas, Inc. Secured Notes,  10%, 12/31/08                                   14,510,000         15,380,706
               Pioneer Americas, Inc. Senior Secured Notes, FRN 5.475%, 12/31/06                       1,384,357          1,453,575
               Polyone Corp Senior Notes, 8.875%, 5/01/12                                             15,000,000         16,312,500
               Sterling Chemical, Inc., PIK Notes 10%, 12/19/07                                        8,179,301          8,179,301
                                                                                                                    ---------------
                                                                                                                         91,912,870

CLOTHING -- 0.53%
               St. John Knits Senior Sub. Notes, 12.5%, 7/01/09                                       10,000,000         10,662,500


CONGLOMERATE -- 0.79%
               JII Holdings LLC Secured Notes, 13%, 4/01/07                                           12,600,000         11,718,000
               Jordan Industries Senior Notes, Series D, 10.375%, 8/01/07                              6,000,000          4,260,000
                                                                                                                    ---------------
                                                                                                                         15,978,000

DRUG STORES - 2.28%
               Rite Aid Corp. Notes, 7.125%, 1/15/07                                                  29,305,000         29,305,000
               Rite Aid Corp. Notes, 12.5%, 9/15/06                                                   14,912,000         16,776,000
                                                                                                                    ---------------
                                                                                                                         46,081,000

ELECTRICAL UTILITIES - 6.99%
               Midwest Generation LLC Secured Notes, 8.75%, 5/01/34                                   50,000,000         56,750,000
               Nevada Power Co. Notes, Series E, 10.875%, 10/15/09                                    10,000,000         11,550,000

               Northwestern Corp. First Mortgage Notes, Series 144A, 7.3%, 12/01/06                   15,000,000         15,815,730
               Orion Power Holdings, Inc. Senior Notes, 12%, 5/01/10                                  29,000,000         36,830,000
               Sierra Pacific Power Co. Notes, Series A, 8%, 6/01/08                                  18,535,000         20,295,825
                                                                                                                    ---------------
                                                                                                                        141,241,555

ENERGY/NATURAL RESOURCES -- 11.64%
               ANR Pipeline Co. Senior Notes, 8.875%, 3/15/10                                         29,630,000         33,185,600
               Chesapeake Energy Corp. Notes, 9%, 8/15/12                                             14,000,000         15,995,000
               Forest Oil Corp. Senior Notes, 7.75%, 5/01/14                                           5,839,000          6,349,913
               Forest Oil Corp. Senior Notes, 8%, 6/15/08                                             24,655,000         27,212,956
               Husky Oil Bonds, 8.9/11.1875%, 8/15/28 (d)                                             20,000,000         22,767,700
               Northwest Pipeline Corp. Debentures, 6.625%, 12/01/07                                   4,615,000          4,891,900
               Northwest Pipeline Corp. Senior Notes, 8.125%, 3/01/10                                  1,000,000          1,106,250
               Parker Drilling Co. Senior Notes, Series B, 10.125%, 11/15/09                          19,195,000         20,154,750
               Parker Drilling Co. Senior Notes, 9.625%, 10/01/13                                      2,500,000          2,806,250
               Parker Drilling Co. Senior Notes, FRN 7.15%, 9/01/10                                   15,000,000         15,712,500
               Southern Natural Gas Notes, 6.7%, 10/01/07                                              9,867,000         10,348,016
               Southern Natural Gas Notes, 8.875%, 3/15/10                                            10,762,000         12,053,440
               Swift Energy Co. Senior Sub. Notes, 9.375%, 5/01/12 (c)                                18,000,000         20,160,000
               Tennessee Gas Pipeline Debentures, 7%, 3/15/27                                          9,200,000          9,658,381
               Tesoro Petroleum Corp. Secured Notes, 8%, 4/15/08                                      11,741,000         12,768,338
               Transcontinental Gas Pl Notes, 6.125%, 1/15/05                                         20,000,000         20,000,000
                                                                                                                    ---------------
                                                                                                                        235,170,994

ENTERTAINMENT - 2.53%
               AMC Entertainment, Inc. Senior Sub. Notes, 9.875%, 2/01/12                             16,500,000         17,985,000
               AMC Entertainment, Inc. Senior Sub. Notes, 9.5%, 2/01/11                               12,296,000         12,710,990
               AMC Entertainment, Inc. Senior Sub. Notes, 8%, 3/01/14                                 16,710,000         16,626,450
               Cinemark USA, Inc. Senior Discount Notes, 0/9.75%, 3/15/14 (a)                          5,000,000          3,775,000
                                                                                                                    ---------------
                                                                                                                         51,097,440

FINANCIAL SERVICES -- 1.41%
               Finova Group, Inc. Notes, 7.5%,  11/15/09                                               6,632,050          3,249,705
               Metris Companies, Inc. Senior Notes, 10.125%, 7/15/06                                  15,000,000         15,300,000
               Providian Financial Corp. Convertible Notes, 3.25%, 8/15/05 (c)                        10,000,000          9,996,740
                                                                                                                    ---------------
                                                                                                                         28,546,445


FOOD PROCESSING -- 1.21%
               Agrilink Foods, Inc. Senior Sub. Notes, 11.875%, 11/01/08                               3,419,000          3,560,034
               B&G Foods Senior Sub. Notes, Series D, 9.625%, 8/01/07                                  1,000,000          1,065,000
               Chiquita Brands Intl. Senior Notes, Series 144A, 7.5%, 11/01/14                         3,000,000          3,037,500
               Dean Foods Co. Senior Notes, 6.625%, 5/15/09                                           13,032,000         13,716,180
               Mrs. Fields Brands Financing Notes, 9%, 3/15/11                                         3,500,000          3,027,500
                                                                                                                    ---------------
                                                                                                                         24,406,214

GAMING -- 15.44%
               Harrah's Operating Co., Inc. Senior Sub. Notes, 7.875%, 12/15/05 (c)                   48,941,000         50,898,640
               MGM Mirage, Inc. Senior Notes, 6.95%, 2/01/05                                           1,500,000          1,503,750

               MGM Mirage, Inc. Senior Sub. Notes, 9.75%, 6/01/07 (c)                                 37,857,000         42,021,270
               MGM Mirage, Inc. Senior Notes, 7.25%, 10/15/06                                          3,000,000          3,142,500
               MGM Mirage, Inc. Notes, 6.75%, 8/01/07                                                  5,000,000          5,250,000
               Park Place Entertainment Senior Sub. Notes, 7.875%, 12/15/05                           39,164,000         40,632,650
               Park Place Entertainment Senior Notes, 8.5%, 11/15/06                                  12,730,000         13,780,225
               Park Place Entertainment Senior Sub. Notes, 9.375%, 02/15/07                           10,000,000         11,025,000
               Trump Atlantic City First Mortgage Notes, 11.25%, 5/01/06 (e)                          90,530,000         86,342,988
               Venetian Casino / Las Vegas Sands Co. Notes, 11%, 6/15/10                              50,000,000         57,062,500
                                                                                                                    ---------------
                                                                                                                        311,659,523


GROCERY STORES / DISTRIBUTORS -- 1.06%
               Fleming Co., Inc. Senior Sub. Notes, 9.875%, 5/01/12 (e)                               26,000,000            617,500
               Fleming Co., Inc. Senior Sub. Notes, Series D, 10.625%, 7/31/07 (e)                    10,000,000            237,500
               Fleming Co., Inc. Senior Notes, 10.125%, 4/01/08 (e)                                   15,000,000          4,837,500
               Fleming Co., Inc. Convertible Notes, 5.25%, 3/15/09 (e)                                 3,000,000                300
               Fleming Co., Inc. Senior Notes, 9.25%, 6/15/10 (e)                                      8,309,000          2,679,653
               Pathmark Stores, Inc. Senior Sub. Notes, Series 144A, 8.75%, 2/01/12                   11,500,000         10,982,500
               Penn Traffic Senior PIK Notes, 11%, 6/29/09 (e)                                        10,032,560          2,006,512
                                                                                                                    ---------------
                                                                                                                         21,361,465

HEALTH CARE SUPPLIES -- 0.01%
               Global Health Sciences Co. Senior Notes, 11%, 5/01/08 (b) (e)                           5,000,000            160,000

HOTELS - 0.22%
               Starwood Hotels and Resorts Notes, 6.75%, 11/15/05                                      4,255,000          4,372,013

INDEPENDENT POWER PRODUCER - 2.09%
               Calpine Corp. Senior Secured Notes, Series 144A, 8.5%, 7/15/10                         27,000,000         23,152,500
               Calpine Corp. Senior Secured Notes, Series 144A, 8.75%, 7/15/13                        23,000,000         18,975,000
                                                                                                                    ---------------
                                                                                                                         42,127,500

MANUFACTURING/SERVICE INDUSTRY -- 0.66%
               Hydrochem Industrial Service Senior Sub. Notes, Series B, 10.375%, 8/01/07              5,500,000          5,541,250
               Key Components LLC Senior Notes, 10.5%, 6/01/08                                         7,500,000          7,781,250
                                                                                                                    ---------------
                                                                                                                         13,322,500

METALS & MINING -- 1.83%
               Golden Northwest Aluminum First Mortgage Notes, 12%, 12/15/06 (e)                      12,500,000            750,000
               Inland Steel Corp. First Mortgage Notes, Series R, 7.9%, 1/15/07                        6,500,000          6,532,500
               Kaiser Aluminum Chemical Corp. Senior Sub. Notes, 12.75%, 2/01/03 (e) (g)              46,230,000          9,766,088
               Kaiser Aluminum Chemical Corp. Senior Notes, Series B, 10.875%, 10/15/06 (e)           12,000,000         10,590,000
               Kaiser Aluminum Chemical Corp. Senior Notes, Series D, 10.875%, 10/15/06 (e)            1,500,000          1,323,750
               LTV Steel Co., Inc. Senior Notes, 8.2%, 9/15/07 (e)                                     7,776,278              4,860
               LTV Steel Co., Inc. Senior Notes, 11.75%, 11/15/09 (e)                                  7,286,184              4,554
               National Steel Corp. First Mortgage Notes, 8.375%, 8/01/06 (e)                            959,984             57,599
               Ormet Corp. Senior Notes, 11%, 8/15/08 (e)                                             15,000,000          7,950,000
                                                                                                                    ---------------
                                                                                                                         36,979,351

MISCELLANEOUS MANUFACTURING -- 0.29%
               Amtrol, Inc. Senior Sub. Notes, 10.625%, 12/31/06                                       6,645,000          5,847,600


MULTI-LINE INSURANCE -- 1.25%
               Marsh & McLennan Cos., Inc. Senior Notes, 7.125%, 6/15/09                              21,300,000         23,117,295
               Provident Companies, Inc. Senior Notes, 6.375%, 7/15/05                                 2,000,000          2,027,226
                                                                                                                    ---------------
                                                                                                                         25,144,521

PACKAGING & CONTAINER -- 6.87%
               Ball Corp. Senior Notes, 7.75%, 8/01/06 (c)                                            21,383,000         22,452,150
               Crown Cork and Seal Notes, 8.375%, 1/15/05                                              7,500,000          7,500,000
               Crown Euro Holdings SA Secured Notes, 9.5%, 3/01/11                                    23,000,000         26,220,000
               Owens-Illinois, Inc. Senior Notes, 8.1%, 5/15/07                                       30,000,000         31,950,000
               Pliant Corp. Secured Senior Notes, 11.125%, 9/01/09                                    12,500,000         13,625,000
               Pliant Corp. Secured Notes, 0/11.125%, 6/15/09 (a)                                     18,500,000         17,089,375
               Tekni-Plex, Inc. Senior Secured Notes, Series 144A, 8.75%, 11/15/13                    20,000,000         19,900,000
                                                                                                                    ---------------
                                                                                                                        138,736,525

PAPER/FOREST PRODUCTS -- 1.08%
               American Tissue, Inc. Senior Secured Notes, Series B, 12.5%, 7/15/06 (e)               14,061,292            281,226
               Crown Paper Senior Sub. Notes, 11%, 9/01/05 (e)                                        14,950,000              1,495
               Fort James Corp. Senior Notes, 6.875%, 9/15/07                                         20,245,000         21,510,313
                                                                                                                    ---------------
                                                                                                                         21,793,034


PHARMACEUTICALS / DRUGS - 1.10%
               Alpharma, Inc. Senior Notes, Series 144A, 8.625%, 5/01/11                              21,205,000         22,159,225


PRODUCTS & MANUFACTURING -- 1.08%
               Motors and Gears, Inc. Senior Notes, Series D, 10.75%, 11/15/06                        22,410,000         21,905,775


PUBLISHING -- 1.44%
               Houghton Mifflin Co. Senior Notes, 8.25%, 2/01/11                                      27,220,000         28,989,300


RETAIL -- 1.13%
               Eye Care Centers of America, Inc. Senior Notes, 9.125%, 5/01/08                        10,000,000         10,000,000
               Eye Care Centers Sub. Notes FRN, 6.28%, 5/01/08                                         5,000,000          4,850,000
               National Vision Senior Notes, 12%, 3/30/09                                              8,227,137          8,062,594
                                                                                                                    ---------------
                                                                                                                         22,912,594

RETAIL FOOD CHAINS -- 0.59%
               American Restaurant Group Senior Notes, Series D, 11.5%, 11/01/06 (e)                  15,886,000          9,213,880
               Planet Hollywood Secured Notes, 9%, 3/30/10 (b) (e)                                       942,093            449,976

               Romacorp, Inc. Senior Notes, 10.5%, 12/31/08 (b) (h)                                    4,327,480          2,163,740
                                                                                                                    ---------------
                                                                                                                         11,827,596

TELECOMMUNICATIONS - 4.06%
               MCI Inc. Senior Notes, 6.908%, 5/01/07                                                 50,000,000         51,187,500
               Qwest Corp. Notes, 5.625%, 11/15/08                                                    30,127,000         30,654,223
                                                                                                                    ---------------
                                                                                                                         81,841,723


TEXTILES - 0.00%
               West Point Stevens, Inc. Senior Notes, 7.875%, 6/15/08 (e)                             11,750,000             14,688
               West Point Stevens, Inc. Senior Notes, 7.875%, 6/15/05 (e)                             25,725,000             32,156
                                                                                                                    ---------------
                                                                                                                             46,844

                                                                                                                    ---------------
               TOTAL CORPORATE BONDS & NOTES --  77.19% (cost -- $1,775,569,649)                                    $ 1,558,521,274
                                                                                                                    ---------------


FOREIGN BONDS                                                                                                                 Value
Name of issuer                                                                                        Principal            (Note B)
--------------                                                                                        ---------            --------
FOREIGN BONDS - 2.86%
               Brazil C Bond Debentures, 8%, 4/15/14                                                 $11,141,314        $11,391,994
               Argentina Global Bonds, 12%, 6/19/31                                                   34,249,578         11,216,737
               Republic of Brazil Discount Series Z-L, 14.5%, 10/15/09                                26,366,000         35,156,424
               Euro Stabilization Advances, 12/15/26                                   GBP               113,613              8,968
                                                                                                                    ---------------
               TOTAL FOREIGN BONDS --  (cost -- $56,805,801)                                                             57,774,123
                                                                                                                    ---------------


                                                                                                      Number of               Value
STOCKS                                                                                                 Shares              (Note B)
Name of issuer
--------------                                                                                         ------              --------
COMMON STOCK - 9.95%
               American Restaurant Group, Inc. (b) (f)                                                    10,222    $        10,222
               Catalina Restaurant Group (b) (f)                                                         276,475          1,331,249
               Chiquita Brands, Inc. (f)                                                               1,039,148         22,923,605
               Chubb Corp.                                                                               300,000         23,070,000
               Continental Airlines, Class B (f)                                                             264              3,575
               Crunch Equity Holdings (f) (h)                                                             12,237         15,908,100
               Darling International, Inc. (f)                                                           745,530          3,250,511
               Denny's Corp. (f)                                                                       1,217,762          5,479,929
               Dictaphone, Inc. (f)                                                                      225,489          1,127,445
               General Chemical (f) (h)                                                                    1,077            290,790
               Haynes International, Inc. (f)                                                            685,714         10,285,710
               International Airline Support Group (f)                                                   219,540              4,391
               JPMorgan Chase & Co.                                                                      370,000         14,433,700
               Kronos Worldwide, Inc.                                                                    267,902         10,917,006
               Laroche Industries, Inc. (b) (f)                                                           36,000            288,000
               Lodgian, Inc. (f)                                                                         171,356          2,107,679
               MAXXAM, Inc. (f)                                                                          200,000          6,560,000

               National Vision, Inc. (f)                                                                 394,591          2,939,703
               NL Industries                                                                             510,200         11,275,420
               Nualt Enterprises (b) (f) (h)                                                              10,752                108
               Pathmark Stores (f)                                                                     1,600,398          9,298,312
               Penn Traffic (f)                                                                        1,906,164            228,740
               Pioneer America (f)                                                                       282,700          5,908,430
               Planet Hollywood International, Inc. (b) (f) (h)                                            2,402                 24
               Polymer Group, Inc., Class A (f)                                                          386,143          7,336,717
               Prandium (f)                                                                              869,935              9,569
               Safelite Glass Corp., Class B (b) (f) (h)                                                 109,677            877,416
               Safelite Realty Corp. (b) (h)                                                               7,403            148,060
               Smurfit-Stone Container (f)                                                               257,142          4,803,413
               Sterling Chemical, Inc. (f)                                                               250,443          9,516,834
               Tokheim (f) (h)                                                                           180,224                360
               Trilanco 2 Limited (b) (f) (h)                                                                 98                  1
               Trilanco 3 Limited (b) (f) (h)                                                                 98                  1
               Viskase Cos., Inc. (f) (h)                                                              1,293,291          3,711,745
               Walter Industries, Inc.                                                                   500,000         16,865,000
               WestPoint Stevens, Inc.  (f)                                                            1,600,000             33,600
               Zions Bancorporation                                                                      145,600          9,905,168
                                                                                                                    ---------------
               TOTAL COMMON STOCKS --  (cost -- $388,322,984)                                                           200,850,533
                                                                                                                    ---------------

PREFERRED STOCKS -- 0.66%
               Chubb Corp. 7%                                                                            200,000    $     5,918,000
               Polymer, Inc., Series A, 16% (b)                                                            2,856          7,443,610
                                                                                                                    ---------------
               TOTAL PREFERRED STOCKS -  (cost $7,915,256)                                                               13,361,610
                                                                                                                    ---------------


WARRANTS                                                                                              Number of               Value
Name of Issuer                                                                                     Shares or Units         (Note B)
--------------                                                                                     ---------------         --------
WARRANTS  - 0.11%
               Dictaphone Warrants (b) (f)                                                               203,566    $             2
               General Chemical A Warrants (b) (f) (h)                                                       622             79,896
               General Chemical B Warrants (b) (f) (h)                                                       461             26,503
               Key Energy Service Warrants (b) (f)                                                        15,000          1,646,355
               Safelite Glass Corp. A Warrants (b) (f) (h)                                               267,789             10,811
               Safelite Glass Corp. B Warrants (b) (f) (h)                                               179,192              8,539
               Sterling Chemical Warrants (b) (f)                                                         83,125            415,459
                                                                                                                    ---------------
               TOTAL WARRANTS --  (cost -- $17,150,520)                                                                   2,187,565
                                                                                                                    ---------------


REPURCHASE AGREEMENT - 7.90%
               Investors Bank & Trust Repurchase Agreement, 1.75%, due 01/03/05, $100,842,637*                      $   100,842,637
               Morgan Stanley Tri-Party Repurchase Agreement 1.00% due 01/03/05 $58,757,365**                            58,757,365

               TOTAL REPURCHASE AGREEMENT - (cost - $159,600,002)                                                       159,600,002
                                                                                                                    ---------------

               TOTAL INVESTMENTS -- 98.67%  (cost -- $2,405,364,212)                                                  1,992,295,107
                                                                                                                    ---------------

               NET OTHER ASSETS - 1.33%                                                                                  26,763,206
                                                                                                                    ---------------

               NET ASSETS - 100%                                                                                    $ 2,019,058,313
                                                                                                                    ===============

* Acquired on December 31, 2004. Collateralized by $100,842,637 of U.S. Government mortgage-backed securities due through 06/25/42. The maturity value is $100,847,539.

** Acquired on December 31, 2004. Collateralized by $59,932,542 of U.S. Government mortgage-backed securities due through 01/15/10. The maturity value is $58,762,261.

(a) Represents a zero coupon bond that converts to a fixed rate at a designated future date. The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.

(b) Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.

(c) All or a portion of security has been pledged to collateralize short-term borrowings.

(d) Represents a step-up coupon bond that converts to a fixed rate at a designated future date. The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.

(e)   Non-income producing security due to default or bankruptcy filing.

(f)   Non-income producing security.

(g) Security is in principal default. As of date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.

(h) All or a portion of security is restricted. The aggregate market value of restricted securities as of December 31, 2004 is $24,316,967, which represents 1.20% of total net assets. All of these securities are deemed to be liquid.

      PIK   Payment in Kind

      GBP   Principal denoted in British Pounds Sterling

      FRN   Floating Rate Note

      Note: Each fiscal quarter-end the Trust is required to file a complete schedule of portfolio holdings with the Securities and Exchange Commission. The schedules of portfolio holdings for the second and fourth quarters appear in the semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the schedules of portfolio holdings with the SEC on Form N-Q. The Trust makes the information on Forms N-Q available on its website at www.northeastinvestors.com or upon request.

      Shareholders may also access and review information and reports of the Trust, including Form N-Q, at the SEC's Public Reference Room in Washington, D.C. You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room. Reports and other information about the Trust are available on the SEC's internet site at http://www.sec.gov. and copies may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov writing the Public Reference Center of the Securities and Exchange Commission, Washington, D.C. 20549-0102. The Trust's reference number as a registrant under the Investment Company Act of 1940 is 811-576.



      The accompanying notes are an integral part of the financial statements.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
         Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


     Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Trust



By (Signature and Title)            /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal executive officer)

Date: February 25, 2005


By (Signature and Title)            /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: February 25, 2005




         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)      Northeast Investors Trust



By (Signature and Title)            /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal executive officer)

Date: February 25, 2005


By (Signature and Title)            /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: February 25, 2005




         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Bruce H. Monrad, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: February 25, 2005             /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal financial officer)







         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: February 25, 2005             /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)